Note 3 - Acquisition	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
NOTE
3
– ACQUISITION

On
September 8, 2017,
after receiving full board of director and regulatory approval, the Corporation completed the acquisition of Benchmark Bancorp, Inc. (“Benchmark”) and its wholly-owned subsidiary, Benchmark Bank, in an all cash transaction. Under the terms of the merger agreement, shareholders of Benchmark received approximately
$8.59
per share for each outstanding common share. Immediately following the merger of Benchmark with and into the Corporation, Benchmark merged with and into the Bank.

As a result of the acquisition, the
two
full-service banking center of Benchmark located in Gahanna and Westerville, Ohio, became full service offices of the Bank, and one
mortgage loan production office located in Gahanna Ohio, became a mortgage loan production office of the Bank. The acquisition expands the geographical footprint of the Corporation in Ohio's fastest growing market and is expected to provide certain cost synergies with the existing Central Ohio operations, as well as income accretion through a larger asset base. Acquisition related costs amounted to
$1,271,000
in
2017
and
$65,000
in
2016
and are included in other non-interest expenses.

Consideration paid and the estimated fair value of the assets acquired and the liabilities assumed at the acquisition date are as follows (dollars in thousands):

Cash and cash equivalents	$6,092
Restricted stock	472
Loans, including loans held for sale	98,804
Premises and equipment	2,483
Core deposit intangible asset	493
Other real estate owned	141
Other assets, including accrued interest receivable	5,342

Total assets acquired	113,827

Deposits	95,545
Other liabilities	2,661

Total liabilities assumed	98,206

Net identifiable assets	15,621

Estimated goodwill	15,131

Total cash paid	$30,752

In
August 2018,
the Corporation completed a review of the accounting and tax implications of the transaction and determined its liability for federal income tax associated with the transaction was approximately
$3.2
million greater than estimated at the time of the acquisition.  As a result, consistent with measurement date purchase accounting adjustments for business combinations as required by ASC
805
and ASU
No.
2015
-
16,
the Corporation recorded the additional tax liability, as well as certain other measurement date deferred tax adjustments, during the third
quarter of
2018
with a corresponding
$3,413,000
 increase to goodwill.